UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series

                                 BlackRock Premier Government Institutional Fund

                                 BlackRock Select Treasury Strategies Institutional Fund

                                 BlackRock Treasury Strategies Institutional Fund

                                 FFI Government Fund

                                 FFI Treasury

                           Master Institutional Money Market LLC

                                 Master Premier Government Institutional Portfolio

                                 Master Treasury Strategies Institutional Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series

             and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2018

Date of reporting period: 10/31/2017

Item 1 – Report to Stockholders

OCTOBER 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

Funds For Institutions Series

➢	BlackRock Premier Government Institutional Fund
➢	BlackRock Treasury Strategies Institutional Fund
➢	BlackRock Select Treasury Strategies Institutional Fund
➢	FFI Government Fund
➢	FFI Treasury Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended October 31, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big political surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. In contrast, closely watched elections in France, the Netherlands, and Australia countered the isolationist and nationalist political developments in the U.K. and the United States.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and further interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of debt issued by their respective governments, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2.0%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are significant concerns, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

High valuations across most assets have laid the groundwork for muted returns going forward. At current valuation levels, potential equity gains will likely be closely tied to the pace of earnings growth, which has remained solid thus far in 2017, particularly in emerging markets. In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.10%	23.63%
U.S. small cap equities (Russell 2000® Index)	8.01	27.85
International equities (MSCI Europe, Australasia, Far East Index)	10.74	23.44
Emerging market equities (MSCI Emerging Markets Index)	16.14	26.45
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.49	0.72
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.15	(2.98)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.58	0.90
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.22	1.80
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.44	8.92
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview  For the Six-Month Period Ended October 31, 2017

At the Federal Open Market Committee’s (“FOMC”) June 14, 2017 meeting, the FOMC delivered their third consecutive quarterly 0.25% interest rate increase. While there had been moderate weakness in inflation, the FOMC stated that they believed this to be transitory, while the unemployment rate has declined amidst moderately improving economic activity.

Leading into September, the nonfarm payrolls report was expected to be weak due to the number of devastating storms in the United States, but the 33,000 decline was well below the expected increase of 80,000. On the other hand, other components of the labor market report were largely positive, particularly the solid annual increase in average hourly earnings (2.9% versus an expected 2.5%, with the prior month revised up 0.2% to 2.7%). In addition, the unemployment rate fell to 4.2% from 4.4%, and the participation rate also nudged higher. While the FOMC did not deliver another rate increase at their September 21, 2017 meeting, the announcement that their balance sheet normalization policy would commence in October was largely in line with market expectations.

With two more jobs reports scheduled to be released before the December 13, 2017 meeting, the FOMC should have a clearer picture of underlying labor market trends. In regards to inflation — the other component of the FOMC’s mandate — Core Personal Consumption Expenditures for September was in line with expectations at 1.3% on a year-over-year basis (well below the FOMC’s 2% target). At the beginning of October, the House passed the Senate’s 2018 Budget in time to avoid a government shutdown and alleviate potential market disruption.

Yield spreads remained in a tight range in October, and the slope of the London Inter-Bank Offered Rate (“LIBOR”) curve between one and three months continued to be relatively narrow despite the optimistic outlook for interest rates reflected in the FOMC’s updated Summary of Economic Projections. Specifically, the so-called “dot plot” released in conjunction with the September meeting suggested that a 0.25% rate hike in December remains on the table, while an additional three hikes were projected for 2018.

On November 2, 2017, the appointment of the next Federal Reserve Chair was announced by President Trump. Current Chair Janet Yellen, whose term expires in February, will be stepping down and Fed governor Jerome Powell will take over. It is believed that financial regulation could be reduced to varying degrees by the Chair who succeeds Yellen.

Given our expectations for a continued normalization in interest rates and in light of issuers’ funding needs, we expect demand to center on floating rate notes. We anticipate a continued gradual removal of monetary accommodation, with longer-dated investments generally limited to those priced on a breakeven basis for a relatively high probability of a hike in December. As has been the case throughout this tightening cycle, the LIBOR curve will likely be slow to price in additional hikes. Looking ahead, the Treasury’s quarterly refunding statement confirms our outlook for a material increase in Treasury bill supply in 2018 (as part of an overall plan to finance an expected increase in the deficit and the winding down of the Fed’s balance sheet).

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of October 31, 2017	Funds For Institutions Series

BlackRock Premier Government Institutional Fund

BlackRock Premier Government Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On May 24, 2017, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases, effective as of the close of business on December 1, 2017.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2017	0.86%	0.86%

BlackRock Treasury Strategies Institutional Fund

BlackRock Treasury Strategies Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On May 24, 2017, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases, effective as of the close of business on December 1, 2017.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2017	0.78%	0.78%

BlackRock Select Treasury Strategies Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On May 24, 2017, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases, effective as of the close of business on December 1, 2017.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2017	0.90%	0.90%

FFI Government Fund

FFI Government Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On February 18, 2016, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases. Accordingly, effective September 1, 2016, the Fund no longer accepts purchase orders.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2017	0.65%	0.65%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	55%
U.S. Treasury Obligations	37
U.S. Government Sponsored Agency Obligations	7
Other Assets Less Liabilities	1

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On February 18, 2016, the Board of Directors on behalf of the Fund approved a proposal to close the Fund to share purchases. Accordingly, effective September 1, 2016, the Fund no longer accepts purchase orders.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2017	0.81%	0.81%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.

Past performance is not indicative of future results.

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	110%
Liabilities in Excess of Other Assets	(10)

FUND INFORMATION	5

Disclosure of Expenses	Funds For Institutions Series

Shareholders of these Funds may incur the following charges: (a) transactional expenses and (b) operating expenses, including administration fees, service and distribution fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2017 and held through October 31, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (b)
	Beginning Account Value (05/01/17)	Ending Account Value (10/31/17)	Expenses Paid During the Period (a)	Beginning Account Value (05/01/17)	Ending Account Value (10/31/17)	Expenses Paid During the Period (a)	Annualized Expense Ratio
BlackRock Premier Government Institutional Fund(c)	$1,000.00	$1,004.10	$0.71	$1,000.00	$1,024.50	$0.71	0.14%
BlackRock Treasury Strategies Institutional Fund(c)	1,000.00	1,003.50	1.46	1,000.00	1,023.74	1.48	0.29
BlackRock Select Treasury Strategies Institutional Fund(c)	1,000.00	1,004.10	0.91	1,000.00	1,024.30	0.92	0.18
FFI Government Fund	1,000.00	1,002.90	2.02	1,000.00	1,023.19	2.04	0.40
FFI Treasury Fund	1,000.00	1,003.40	1.26	1,000.00	1,023.94	1.28	0.25

(a)	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(c)	Because the Funds invest all of their assets in their respective Master Portfolio, the expense example reflects the net expenses of both the Funds and the Master Portfolios in which they invest.

6	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2017	FFI Government Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Discount Notes, 1.29%, 7/13/18(a)	USD	575	$569,807
Federal Home Loan Bank Discount Notes(a):
1.06%, 11/08/17 - 1/08/18		4,490	4,487,147
1.04%,11/28/17		625	624,513
1.05%, 12/13/17		595	594,275
1.19%, 3/19/18		160	159,276

Total U.S. Government Sponsored Agency Obligations — 7.4%			6,435,018

U.S. Treasury Obligations
U.S. Treasury Bills(a):
1.06%, 11/09/17		20,000	19,995,378
1.02%, 11/24/17		7,000	6,995,505
1.15%, 12/28/17		5,000	4,991,094

Total U.S. Treasury Obligations — 36.7%			31,981,977

Total Repurchase Agreements — 55.0%			47,965,000

Total Investments — 99.1% (Cost — $86,381,995*)			86,381,995
Other Assets Less Liabilities — 0.9%			741,091

Net Assets — 100.0%			$87,123,086

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas Securities Corp.	1.06%		10/31/17	11/01/17	$2,000	$2,000	$2,000,059	U.S. Government Sponsored Agency Obligations, 0.10% to 4.50%, due 7/25/46 to 10/01/47	$1,905,834	$2,060,001
Citigroup Global Markets, Inc.	1.05	(a)	10/31/17	11/01/17	10,000	10,000	10,000,292	U.S. Treasury Obligations, 5.38% to 8.88%, due 2/15/19 to 2/15/31	8,143,985	10,200,004
	1.07		10/31/17	11/01/17	1,000	1,000	1,000,030	U.S. Government Sponsored Agency Obligation, 4.00%, due 9/20/47	966,306	1,020,001

Total Citigroup Global Markets, Inc.						$11,000				$11,220,005

Credit Agricole Corp.	1.05	(a)	10/31/17	11/01/17	10,000	10,000	10,000,292	U.S. Treasury Obligation, 1.50%, due 3/31/23	10,491,510	10,200,003
Goldman Sachs & Co.	1.12		10/26/17	11/02/17	1,500	1,500	1,500,327	U.S. Treasury Obligation and U.S. Government Sponsored Agency Obligations, 1.25% to 5.00%, due 12/15/18 to 4/15/42	6,132,146	1,530,000
HSBC Securities (USA), Inc.	1.04		10/31/17	11/01/17	1,000	1,000	1,000,029	U.S. Government Sponsored Agency Obligation, 3.50%, due 8/01/47	1,010,000	1,034,331
	1.04		10/31/17	11/07/17	465	465	465,094	U.S. Treasury Obligation, 1.75%, due 5/15/23	480,000	475,554

Total HSBC Securities (USA), Inc.						$1,465				$1,509,885

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	FFI Government Fund (Percentages shown are based on Net Assets)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.05%		10/31/17	11/01/17	$5,000	$5,000	$5,000,146	U.S. Treasury Obligation, 2.38%, due 12/31/20	$4,966,700	$5,100,028
	1.07		10/31/17	11/01/17	1,000	1,000	1,000,030	U.S. Government Sponsored Agency Obligation, 3.50%, due 11/20/46	13,204,542	1,110,000
	1.14		10/26/17	11/02/17	1,000	1,000	1,000,222	U.S. Government Sponsored Agency Obligation, 3.00%, due 9/25/43	1,082,984	1,070,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$7,000				$7,280,028

Mitsubishi UFJ Securities USA, Inc.	1.04		10/31/17	11/01/17	1,000	1,000	1,000,029	U.S. Government Sponsored Agency Obligations, 2.84% to 3.50%, due 1/01/44 to 10/01/47	1,823,912	1,026,611
Natixis SA	1.06	(b)	10/31/17	11/01/17	1,000	1,000	1,000,029	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 2.00% to 5.85%, due 6/30/24 to 6/01/47	13,179,529	1,029,996
	1.04	(b)	10/31/17	11/01/17	3,000	3,000	3,000,087	U.S. Treasury Obligations, 2.00% to 8.75%, due 5/15/20 to 2/15/45	2,871,800	3,060,092

Total Natixis SA						$4,000				$4,090,088

TD Securities (USA) LLC	1.06		10/31/17	11/01/17	10,000	10,000	10,000,294	U.S. Treasury Obligations, 1.88% to 3.38%, due 7/31/22 to 4/15/32	8,259,000	10,200,092

						$47,965				$49,116,713

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$86,381,995	$—	$86,381,995

(a)	See above Schedule of Investments for values in each security type.

During the six months ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

8	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2017	FFI Treasury Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills(a):
1.06%, 11/02/17	$38,645	$38,643,901
1.05%, 11/09/17	51,000	50,988,297
1.01%, 11/16/17	50,000	49,979,271
1.02%, 11/24/17	78,000	77,949,917
0.95%, 11/30/17	39,000	38,969,060
1.04%, 12/07/17	28,000	27,971,440
1.14%, 12/21/17	19,735	19,704,301
1.15%, 12/28/17	15,000	14,973,281
1.14%, 1/04/18	9,620	9,600,861
1.10%, 1/11/18	48,520	48,416,174
1.11%, 1/18/18	24,000	23,943,320
1.16%, 3/15/18	5,000	4,978,783
1.19%, 3/29/18	17,010	16,928,182
U.S. Treasury Notes, (3 mo.Treasury money market yield + 0.07%), 1.18%, 4/30/19(b)	1,140	1,140,340

Total U.S. Treasury Obligations — 110.1%		424,187,128

Total Investments — 110.1% (Cost — $424,187,128*)		424,187,128
Liabilities in Excess of Other Assets — (10.1)%		(39,023,397)

Net Assets — 100.0%		$385,163,731

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation ofinvestments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$424,187,128	$—	$424,187,128

(a)	See above Schedule of Investments for values in each security type.

During the six months ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Statements of Assets and Liabilities  (unaudited)

October 31, 2017

	BlackRock Premier Government Institutional Fund	BlackRock Treasury Strategies Institutional Fund	BlackRock Select Treasury Strategies Institutional Fund	FFI Government Fund	FFI Treasury Fund

ASSETS
Investments at value — from the applicable Master Portfolio(a)	$2,634,954,754	$867,210,079	$705,378,419	$—	$—
Investments at value — unaffiliated(b)	—	—	—	38,416,995	424,187,128
Repurchase agreements at value — unaffiliated(c)	—	—	—	47,965,000	—
Cash	—	—	—	864,717	352,660
Receivables:
Interest — unaffiliated	—	—	—	1,799	38
Capital shares sold	—	58,851	—	—	—
Prepaid expenses	44,779	31,146	33,905	12,583	13,747

Total assets	2,634,999,533	867,300,076	705,412,324	87,261,094	424,553,573

LIABILITIES
Payables:
Income dividends	1,463,622	138,082	408,696	24,482	243,917
Contributions to the Master Portfolio	—	18,174	—	—	—
Administration fees	130,253	109,091	56,135	—	—
Transfer agent fees	44,509	127,346	10,140	—	—
Professional fees	59,798	22,736	29,653	34,670	40,237
Officer’s and Directors’ fees	1,628	344	513	3,233	4,425
Capital shares redeemed	—	40,677	—	—	—
Investment advisory fees	—	—	—	15,959	69,401
Custodian fees	—	—	—	11,073	9,166
Investments purchased	—	—	—	—	38,969,060
Other accrued expenses	8,749	3,844	3,403	48,591	53,636

Total liabilities	1,708,559	460,294	508,540	138,008	39,389,842

NET ASSETS	$2,633,290,974	$866,839,782	$704,903,784	$87,123,086	$385,163,731

NET ASSETS CONSIST OF
Paid-in capital	$2,632,874,793	$866,741,590	$704,847,705	$87,118,307	$385,154,127
Undistributed net investment income	181,348	45,490	5,036	2,494	—
Accumulated net realized gain	—	—	—	2,285	9,604
Accumulated net realized gain allocated from the applicable Master Portfolio	234,833	52,702	51,043	—	—

Net Assets, $1.00 net asset value per share(d)	$2,633,290,974	$866,839,782	$704,903,784	$87,123,086	$385,163,731

(a) Investments at cost — from the applicable Master Portfolio	$2,634,954,754	$867,210,079	$705,378,419	$—	$—
(b) Investments at cost — unaffiliated	$—	$—	$—	$38,416,995	$424,187,128
(c) Repurchase agreements at cost — unaffiliated	$—	$—	$—	$47,965,000	$—
(d) Shares outstanding, unlimited shares authorized, par value $0.01 per share	2,632,874,793	866,741,590	704,847,678	87,118,307	385,154,136

See notes to financial statements.

10	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended October 31, 2017

	BlackRock Premier Government Institutional Fund	BlackRock Treasury Strategies Institutional Fund	BlackRock Select Treasury Strategies Institutional Fund	FFI Government Fund	FFI Treasury Fund

INVESTMENT INCOME
Interest — unaffiliated	$—	$—	$—	$465,737	$2,082,365
Net investment income allocated from the applicable Master Portfolio:
Interest — unaffiliated	13,158,590	4,523,054	2,747,016	—	—
Expenses	(867,576)	(296,108)	(174,818)	—	—

Total investment income	12,291,014	4,226,946	2,572,198	465,737	2,082,365

FUND EXPENSES
Investment advisory	—	—	—	169,499	792,578
Administration	1,394,327	691,346	356,130	—	—
Transfer agent	164,723	311,754	24,099	18,360	19,082
Registration	60,341	23,846	41,117	12,725	17,150
Professional	40,515	11,065	10,558	21,972	19,542
Printing	5,130	4,784	2,893	3,484	4,050
Custodian	—	—	—	10,740	10,033
Accounting services	—	—	—	18,311	23,681
Officer and Directors	—	34	—	2,368	3,990
Insurance	—	—	—	—	—
Miscellaneous	2,279	7,116	6,811	10,074	14,315

Total expenses	1,667,315	1,049,945	441,608	267,533	904,421
Less:
Fees waived by the Manager	—	—	—	(72,643)	(339,553)
Fees waived and/or reimbursed by the Administrator	(586,225)	—	(124,190)	—	—

Total expenses after fees waived and/or reimbursed	1,081,090	1,049,945	317,418	194,890	564,868

Net investment income	11,209,924	3,177,001	2,254,780	270,847	1,517,497

REALIZED GAIN
Net realized gain allocated from the applicable Master Portfolio	113,903	42,303	40,957	—	—
Net realized gain from investments	—	—	—	—	6,630

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,323,827	$3,219,304	$2,295,737	$270,847	$1,524,127

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

	BlackRock Premier Government Institutional Fund		BlackRock Treasury Strategies Institutional Fund
	Six Months Ended 10/31/17 (Unaudited)	Year Ended 04/30/17	Six Months Ended 10/31/17 (Unaudited)	Year Ended 04/30/17

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$11,209,924	$8,303,221	$3,177,001	$1,691,729
Net realized gain	113,903	313,178	42,303	180,911

Net increase in net assets resulting from operations	11,323,827	8,616,399	3,219,304	1,872,640

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(11,209,924)	(8,303,221)	(3,177,001)	(1,691,729)
From net realized gain	—	(344,997)	—	(236,486)

Decrease in net assets resulting from distributions to shareholders	(11,209,924)	(8,648,218)	(3,177,001)	(1,928,215)

CAPITAL TRANSACTIONS
Net proceeds from sale of shares	6,776,740,307	12,853,476,866	551,913,768	1,866,930,564
Reinvestment of distributions	3,504,023	3,898,811	2,278,448	1,428,896
Cost of shares redeemed	(6,704,907,556)	(13,469,714,574)	(631,902,600)	(2,267,071,080)

Net increase (decrease) in net assets derived from capital transactions	75,336,774	(612,338,897)	(77,710,384)	(398,711,620)

NET ASSETS
Total increase (decrease) in net assets	75,450,677	(612,370,716)	(77,668,081)	(398,767,195)
Beginning of period	2,557,840,297	3,170,211,013	944,507,863	1,343,275,058

End of period	$2,633,290,974	$2,557,840,297	$866,839,782	$944,507,863

Undistributed net investment income, end of period	$181,348	$181,348	$45,490	$45,490

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

12	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	BlackRock Select Treasury Strategies Institutional Fund		FFI Government Fund
	Six Months Ended 10/31/17 (Unaudited)	Year Ended 04/30/17	Six Months Ended 10/31/17 (Unaudited)	Year Ended 04/30/17

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$2,254,780	$1,643,513	$270,847	$391,230
Net realized gain	40,957	133,270	—	31,351

Net increase in net assets resulting from operations	2,295,737	1,776,783	270,847	422,581

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(2,254,780)	(1,643,513)	(270,847)	(391,230)
From net realized gain	—	(164,551)	—	(30,993)

Decrease in net assets resulting from distributions to shareholders	(2,254,780)	(1,808,064)	(270,847)	(422,223)

CAPITAL TRANSACTIONS
Net proceeds from sale of shares	745,769,905	2,713,276,702	132,832	1,195,242,105
Reinvestment of distributions	645,944	978,254	125,614	297,414
Cost of shares redeemed	(405,775,283)	(3,385,439,778)	(20,516,364)	(2,063,960,372)

Net increase (decrease) in net assets derived from capital transactions	340,640,566	(671,184,822)	(20,257,918)	(868,420,853)

NET ASSETS
Total increase (decrease) in net assets	340,681,523	(671,216,103)	(20,257,918)	(868,420,495)
Beginning of period	364,222,261	1,035,438,364	107,381,004	975,801,499

End of period	$704,903,784	$364,222,261	$87,123,086	$107,381,004

Undistributed net investment income, end of period	$5,036	$5,036	$2,494	$2,494

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Changes in Net Assets  (continued)

	FFI Treasury Fund
	Six Months Ended 10/31/17 (Unaudited)	Year Ended 04/30/17

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$1,517,497	$1,027,114
Net realized gain	6,630	73,795

Net increase in net assets resulting from operations	1,524,127	1,100,909

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(1,517,497)	(1,027,114)
From net realized gain	—	(155,538)

Decrease in net assets resulting from distributions to shareholders	(1,517,497)	(1,182,652)

CAPITAL TRANSACTIONS
Net proceeds from sale of shares	1,265,430	1,149,872,961
Reinvestment of distributions	143,837	228,519
Cost of shares redeemed	(151,139,176)	(2,052,141,725)

Net decrease in net assets derived from capital transactions	(149,729,909)	(902,040,245)

NET ASSETS
Total decrease in net assets	(149,723,279)	(902,121,988)
Beginning of period	534,887,010	1,437,008,998

End of period	$385,163,731	$534,887,010

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

14	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Premier Government Institutional Fund
	Six Months Ended 10/31/17 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0041		0.0031	0.0012	0.0007	0.0008	0.0017
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0000 (a)	0.0000 (a)

Net increase from investment operations	0.0041		0.0033	0.0013	0.0008	0.0008	0.0017

Distributions:(b)
From net investment income	(0.0041)		(0.0031)	(0.0012)	(0.0007)	(0.0008)	(0.0017)
From net realized gain	—		(0.0002)	(0.0001)	(0.0001)	—	—

Total distributions	(0.0041)		(0.0033)	(0.0013)	(0.0008)	(0.0008)	(0.0017)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)
Based on net asset value	0.41	%(d)	0.33%	0.13%	0.08%	0.08%	0.17%

Ratios to Average Net Assets(e)
Total expenses	0.18	%(f)	0.18%	0.17%	0.17%	0.17%	0.16%

Total expenses after fees waived and/or reimbursed	0.14	%(f)	0.15%	0.17%	0.17%	0.17%	0.16%

Net investment income	0.80	%(f)	0.31%	0.12%	0.07%	0.08%	0.17%

Supplemental Data
Net assets, end of period (000)	$2,633,291		$2,557,840	$3,170,211	$3,441,012	$6,613,656	$8,715,444

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Premier Government Institutional Portfolio’s allocated expenses and/or net investment income.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Treasury Strategies Institutional Fund
	Six Months Ended 10/31/17 (Unaudited)		Year Ended April 30,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0035		0.0016	0.0005		0.0004		0.0003		0.0008
Net realized gain	0.0000	(a)	0.0002	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0035		0.0018	0.0005		0.0004		0.0003		0.0009

Distributions:(b)
From net investment income	(0.0035)		(0.0016)	(0.0005)		(0.0004)		(0.0003)		(0.0008)
From net realized gain	—		(0.0002)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0035)		(0.0018)	(0.0005)		(0.0004)		(0.0003)		(0.0009)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.35	%(e)	0.18%	0.05%		0.04%		0.03%		0.09%

Ratios to Average Net Assets(f)
Total expenses	0.29	%(g)	0.28%	0.25%		0.24%		0.24%		0.23%

Total expenses after fees waived and/or reimbursed	0.29	%(g)	0.28%	0.23%		0.20%		0.20%		0.23%

Net investment income	0.69	%(g)	0.16%	0.05%		0.03%		0.02%		0.08%

Supplemental Data
Net assets, end of period (000)	$866,840		$944,508	$1,343,275		$1,700,011		$1,931,574		$2,177,640

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Treasury Strategies Institutional Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.

See notes to financial statements.

16	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Select Treasury Strategies Institutional Fund
	Six Months Ended 10/31/17 (Unaudited)		Year Ended April 30,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0041		0.0026	0.0011		0.0005		0.0005		0.0013
Net realized gain	0.0000	(a)	0.0004	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0041		0.0030	0.0011		0.0005		0.0005		0.0014

Distributions(b)
From net investment income	(0.0041)		(0.0026)	(0.0011)		(0.0005)		(0.0005)		(0.0013)
From net realized gain	—		(0.0004)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0041)		(0.0030)	(0.0011)		(0.0005)		(0.0005)		(0.0014)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.41	%(e)	0.30%	0.11%		0.05%		0.05%		0.14%

Ratios to Average Net Assets(f)
Total expenses	0.23	%(g)	0.22%	0.21%		0.20%		0.20%		0.19%

Total expenses after fees waived and/or reimbursed	0.18	%(g)	0.18%	0.18%		0.18%		0.18%		0.18%

Net investment income	0.82	%(g)	0.24%	0.10%		0.05%		0.04%		0.13%

Supplemental Data
Net assets, end of period (000)	$575,285		$364,222	$1,035,438		$1,774,179		$2,593,125		$3,527,892

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of Master Treasury Strategies Institutional Portfolio’s allocated expenses and/or net investment income.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FFI Government Fund
	Six Months Ended 10/31/2017 (Unaudited)		Year Ended April 30,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0029		0.0010	0.0004		0.0001		0.0001		0.0001
Net realized gain	—		0.0004	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0029		0.0014	0.0004		0.0001		0.0001		0.0001

Distributions:(b)
From net investment income	(0.0029)		(0.0010)	(0.0004)		(0.0001)		(0.0001)		(0.0001)
From net realized gain	—		(0.0004)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0029)		(0.0014)	(0.0004)		(0.0001)		(0.0001)		(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.29	%(e)	0.14%	0.04%		0.01%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.55	%(f)	0.48%	0.38%		0.37%		0.36%		0.35%

Total expenses after fees waived and/or paid indirectly	0.40	%(f)	0.30%	0.18%		0.10%		0.10%		0.18%

Net investment income	0.56	%(f)	0.10%	0.04%		0.01%		0.01%		0.01%

Supplemental Data
Net assets, end of period (000)	$87,123		$107,381	$975,801		$1,194,071		$1,666,365		$1,851,308

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

18	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FFI Treasury Fund
	Six Months Ended 10/31/17 (Unaudited)		Year Ended April 30,
			2017	2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0034		0.0014	0.0003		0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized gain	0.0000	(a)	0.0003	0.0000	(a)	0.0001		0.0001		0.0000	(a)

Net increase from investment operations	0.0034		0.0017	0.0003		0.0001		0.0001		0.0000

Distributions:(b)
From net investment income	(0.0034)		(0.0014)	(0.0003)		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0003)	(0.0000	)(c)	(0.0001)		(0.0001)		(0.0000	)(c)

Total distributions	(0.0034)		(0.0017)	(0.0003)		(0.0001)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.34	%(e)	0.17%	0.03%		0.01%		0.01%		0.00%

Ratios to Average Net Assets
Total expenses	0.40	%(f)	0.39%	0.36%		0.35%		0.34%		0.34%

Total expenses after fees waived and/or paid indirectly	0.25	%(f)	0.25%	0.11%		0.04%		0.05%		0.10%

Net investment income	0.67	%(f)	0.11%	0.02%		0.00%		0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$385,164		$534,887	$1,437,009		$1,756,039		$2,129,423		$2,405,503

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements (unaudited)	Funds for Institutions Series

1.	ORGANIZATION

Funds For Institutions Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust consists of five series, BlackRock Premier Government Institutional Fund (“Premier Government Institutional Fund”), BlackRock Treasury Strategies Institutional Fund (“Treasury Strategies Institutional Fund”), BlackRock Select Treasury Strategies Institutional Fund (“Select Treasury Strategies Institutional Fund”), FFI Government Fund (“Government Fund”) and FFI Treasury Fund (“Treasury Fund”) (collectively, the “Funds” or individually a “Fund”). Each Fund is classified as diversified. Premier Government Institutional Fund, Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”), which have the same investment objective and strategies as the corresponding Feeder Funds. Premier Government Institutional Fund invests all of its assets in Master Premier Government Institutional Portfolio. Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund invest all of their assets in Master Treasury Strategies Institutional Portfolio. The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. As of October 31, 2017, the percentage of Master Premier Government Institutional Portfolio owned by Premier Government Institutional Fund was 100%. As of October 31, 2017, the percentages of Master Treasury Strategies Institutional Portfolio owned by Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund were 55% and 45%, respectively. The performance of each Feeder Fund is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the Trustees of the Trust and the Directors of the Master LLC are referred to throughout this report as the “Directors”.

On May 24, 2017, the Board of Directors of the Trust approved a proposal to close Premier Government Institutional Fund, Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund to share purchases, effective as of the close of business on December 1, 2017.

Effective September 1, 2016, Government Fund and Treasury Fund no longer accept purchase orders.

Each Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. For the Feeder Funds, for financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Feeder Funds record their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Feeder Funds accrue their own expenses.

Distributions: Distributions from net investment income are declared daily and distributed monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

20	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	Funds for Institutions Series

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Feeder Fund records its investment in the applicable Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the applicable Master Portfolio. Valuation of securities held by the Master LLC is discussed in Note 3 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. A fund, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY/ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory/Administration: The Trust, on behalf of each of Government Fund and Treasury Fund, entered into Investment Advisory Agreements with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of Government Fund’s and Treasury Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, Government Fund and Treasury Fund pay the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $500 Million	0.350%
$500 Million — $750 Million	0.335
$750 Million — $1 Billion	0.320
Greater than $1 Billion	0.300

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (unaudited) (continued)	Funds for Institutions Series

The Trust, on behalf of the Feeder Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities).

For such services, the Feeder Funds pay the Administrator a monthly fee at an annual rate equal to the following percentages of the average daily net assets of each Feeder Fund as follows:

Average Daily Net Assets	Administration Fees
Premier Government Institutional Fund	0.10%
Treasury Strategies Institutional Fund	0.15
Select Treasury Strategies Institutional Fund	0.13

The Feeder Funds do not pay an investment advisory fee or investment management fee.

Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. There are no fees payable by the Funds pursuant to the Distribution Agreement.

Expense Limitations, Waivers and Reimbursements: With respect to Government Fund and Treasury Fund, the Manager contractually agreed to waive a portion of the investment advisory fees until September 1, 2018, so that the annual investment advisory fee rate for each Fund was 0.20% of the Fund’s average daily net assets. The agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund. These amounts are included in fees waived by the Manager in the Statements of Operations.

For the six months ended October 31, 2017, the amounts waived by the Manager pursuant to these arrangements were as follows:

Government Fund	$72,643
Treasury Fund	339,553

Under Select Treasury Strategies Institutional Fund’s administration agreement, in exchange for the administration fee, the Administrator has agreed to pay all other ordinary expenses of Select Treasury Strategies Institutional Fund other than the Fund’s pro rata portion of the investment advisory fee of Master Treasury Strategies Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18% of the Fund’s average daily net assets. In the event that the Administrator does not pay such expenses of the Fund, the administration fee shall be automatically reduced by an amount equal to the amount of such expenses not paid by the Administrator. For the six months ended October 31, 2017, $124,190 was waived pursuant to this agreement. These amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations.

With respect to Premier Government Institutional Fund, the Administrator has contractually agreed to waive and/or reimburse fees and expenses of the Fund until September 1, 2018, so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.14% of the Fund’s average daily net assets. The agreement may be terminated with respect to the Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended October 31, 2017, $586,225 was waived pursuant to this agreement. This amount is included in fees waived and/or reimbursed by the Administrator in the Statements of Operations.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, Premier Government Institutional Fund, Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended October 31, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Directors: Certain officers and/or directors of the Trust are officers and/or directors of BlackRock or its affiliates. Each Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Directors in the Statements of Operations.

6.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended April 30, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

22	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	Funds for Institutions Series

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

8.	CAPITAL SHARE TRANSACTIONS

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	23

Master Portfolio Information as of October 31, 2017	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Government Institutional Portfolio	Percent of Net Assets
Repurchase Agreements	55%
U.S. Government Sponsored Agency Obligations	31
Other Assets Less Liabilities	13
U.S. Treasury Obligations	1

Master Treasury Strategies Institutional Portfolio	Percent of Net Assets
U.S. Treasury Obligations	59%
Repurchase Agreements	48
Liabilities in Excess of Other Assets	(7)

24	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2017	Master Premier Government Institutional Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Fannie Mae, 1.18%, 2/27/18	$20,470	$20,462,969
Federal Farm Credit Bank Discount Notes(a):
0.93%, 12/11/17	20,000	19,979,555
0.83%, 12/15/17	29,775	29,745,159
1.26%, 6/06/18	7,440	7,383,942
1.29%, 7/13/18	18,930	18,759,041
Federal Farm Credit Bank Variable Rate Notes, (3 mo. LIBOR US - 0.08%), 1.28%, 1/23/18(b)	14,140	14,140,031
Federal Home Loan Bank Discount Notes(a):
1.02%, 11/01/17 - 11/24/17	402,470	402,424,206
1.05%, 11/15/17	28,585	28,573,328
1.03%, 11/29/17	37,670	37,639,969
1.01%, 12/04/17	5,485	5,479,972
1.06%, 1/03/18 - 1/05/18	77,180	77,036,136
1.09%, 1/12/18	39,405	39,319,097
1.18%, 3/21/18	12,000	11,945,167
Federal Home Loan Bank Variable Rate Notes(b):
(3 mo. LIBOR US - 0.12%), 1.19%, 11/02/17	16,975	16,975,000
(1 mo. LIBOR US - 0.14%), 1.09%, 5/18/18	7,000	7,000,000
(1 mo. LIBOR US - 0.14%), 1.10%, 5/18/18 - 5/22/18	50,000	50,000,000
Freddie Mac Discount Notes, 1.10%, 2/16/18(a)	6,445	6,424,120

Security	Par (000)	Value
Freddie Mac Variable Rate Notes, (3 mo. LIBOR US + 0.02%), 1.34%, 3/08/18(b)	$26,000	$26,000,000

Total U.S. Government Sponsored Agency Obligations — 31.1%		819,287,692

U.S. Treasury Obligations — 1.3%
U.S. Treasury Notes:
1.02%, 11/15/17	6,230	6,229,663
0.91%, 2/28/18	28,970	28,954,962

Total U.S. Treasury Obligations — 1.3%		35,184,625

Total Repurchase Agreements — 55.0%		1,449,120,000

Total Investments — 87.4% (Cost — $2,303,592,317*)		2,303,592,317
Other Assets Less Liabilities — 12.6%		331,362,437

Net Assets — 100.0%		$2,634,954,754

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas Securities Corp.	1.06%		10/31/17	11/01/17	$50,000	$50,000	$50,001,472	U.S. Government Sponsored Agency Obligations, 0.00% to 5.42%, due 12/25/20 to 6/20/46	$354,973,592	$52,356,809
	1.05		10/31/17	11/01/17	100,000	100,000	100,002,917	U.S. Treasury Obligations, 0.00% to 2.63%, due 11/15/20 to 2/15/46	98,233,052	102,000,000
	1.04	(a)	10/31/17	11/07/17	27,500	27,500	27,505,561	U.S. Treasury Obligations, 0.00% to 1.25%, due 1/11/18 to 11/15/45	30,974,700	28,050,000

Total BNP Paribas Securities Corp.						$177,500				$182,406,809

Citigroup Global Markets, Inc.	1.05	(b)	10/31/17	11/01/17	190,000	190,000	190,005,542	U.S. Treasury Obligations, 5.38% to 8.88%, due 2/15/19 to 2/15/31	154,735,715	193,800,075
Credit Agricole Corp.	1.05	(b)	10/31/17	11/01/17	190,000	190,000	190,005,542	U.S. Treasury Obligation, 1.50%, due 3/31/23	199,338,690	193,800,059
Federal Reserve Bank of New York	1.00		10/31/17	11/01/17	375,000	375,000	375,010,417	U.S. Treasury Obligations, 3.13% to 6.25%, due 8/15/23 to 2/15/43	309,448,900	375,010,514
Goldman Sachs & Co.	1.12		10/26/17	11/02/17	31,500	31,500	31,506,860	U.S. Treasury Obligation and U.S. Government Sponsored Agency Obligations, 1.75% to 4.50%, due 3/31/22 to 4/20/47	37,947,343	32,130,000
HSBC Securities (USA), Inc.	1.04		10/31/17	11/07/17	14,445	14,445	14,447,921	U.S. Treasury Obligation, 2.75%, due 8/15/47	15,040,000	14,736,403
	1.03		10/25/17	11/01/17	20,000	20,000	20,004,006	U.S. Treasury Obligation, 2.75%, due 8/15/47	20,825,000	20,404,628
	1.04		10/31/17	11/01/17	40,000	40,000	40,001,156	U.S. Treasury Obligations, 0.88% to 2.75%, due 11/15/17 to 8/15/47	40,865,000	40,800,084

Total HSBC Securities (USA), Inc.						$74,445				$75,941,115

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) October 31, 2017	Master Premier Government Institutional Portfolio (Percentages shown are based on Net Assets)

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
J.P. Morgan Securities LLC	1.05%	10/31/17	11/01/17	$27,675	$27,675	$27,675,807	U.S. Treasury Obligations, 1.25% to 3.00%, due 10/31/21 to 5/15/47	$27,805,300	$28,232,518
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.05	10/31/17	11/01/17	10,000	10,000	10,000,292	U.S. Treasury Obligation, 2.38%, due 12/31/20	9,933,400	10,200,056
	1.07	10/31/17	11/01/17	35,000	35,000	35,001,040	U.S. Government Sponsored Agency Obligations, 1.76% to 5.51%, due 3/20/40 to 9/20/67	597,123,861	37,622,581

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$45,000				$47,822,637

Mitsubishi UFJ Securities USA, Inc.	1.04	10/31/17	11/01/17	140,000	140,000	140,004,044	U.S. Government Sponsored Agency Obligations, 2.00% to 5.00%, due 11/01/26 to 8/20/67	263,858,398	143,353,220
Mizuho Securities USA, Inc.	1.06	10/31/17	11/01/17	21,000	21,000	21,000,618	U.S. Treasury Obligations, 1.38% to 2.00%, due 6/30/18 to 10/31/21	21,317,600	21,420,051
RBC Capital Markets LLC	1.03	10/31/17	11/01/17	10,000	10,000	10,000,286	U.S. Treasury Obligations, 0.00% to 2.25%, due 11/15/24 to 11/15/41	10,276,400	10,200,044
	1.04	10/31/17	11/01/17	8,000	8,000	8,000,231	U.S. Government Sponsored Agency Obligations, 3.00% to 5.41%, due 5/01/27 to 10/01/47	67,387,317	8,258,472

Total RBC Capital Markets LLC					$18,000				$18,458,516

TD Securities (USA) LLC	1.05	10/31/17	11/01/17	100,000	100,000	100,002,917	U.S. Treasury Obligations, 1.63% to 1.88%, due 7/31/22 to 4/30/23	104,443,700	102,000,058
	1.06	10/31/17	11/01/17	39,000	39,000	39,001,148	U.S. Treasury Obligation, 2.25%, due 1/31/24	39,338,900	39,780,086

Total TD Securities (USA) LLC					$139,000				$141,780,144

Wells Fargo Securities LLC	1.06	10/25/17	11/01/17	20,000	20,000	20,004,122	U.S. Government Sponsored Agency Obligations, 3.50%, due 10/01/47	19,795,731	20,600,000

					$1,449,120				$1,474,755,658

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.

26	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	Master Premier Government Institutional Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$2,303,592,317	$—	$2,303,592,317

(a)	See above Schedule of Investments for values in each security type.

During the six months ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) October 31, 2017	Master Treasury Strategies Institutional Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills(a):
1.09%, 11/02/17	$101,365	$101,361,987
1.06%, 11/09/17	101,655	101,631,519
1.09%, 12/07/17	9,520	9,509,814
1.10%, 1/04/18	50,000	49,904,000
1.10%, 1/11/18	67,230	67,086,137
1.12% - 1.13%, 1/18/18	52,355	52,230,726
1.20%, 3/29/18	101,170	100,682,293
1.21%, 4/05/18	52,620	52,350,508
1.24%, 4/12/18	30,000	29,835,300
U.S. Treasury Cash Management Bills(a):
1.05%, 12/08/17	110,530	110,412,992
1.08%, 1/02/18	31,370	31,312,732
U.S. Treasury Notes:
0.88%, 11/15/17	38,130	38,127,017
0.75% - 2.63%, 1/31/18	5,630	5,634,822
(3 mo.Treasury money market yield + 0.27%), 1.38%, 1/31/18(b)	47,885	47,895,641
0.75%, 2/28/18	26,305	26,286,884

Security	Par (000)	Value
U.S. Treasury Notes (continued):
2.88%, 3/31/18	$24,500	$24,677,476
(3 mo.Treasury money market yield + 0.17%), 1.28%, 7/31/18(b)	25,000	25,020,480
(3 mo.Treasury money market yield + 0.17%), 1.28%, 10/31/18(b)	39,070	39,069,035
(3 mo.Treasury money market yield + 0.07%), 1.18%, 4/30/19(b)	9,500	9,498,566

Total U.S. Treasury Obligations — 58.7%		922,527,929

Total Repurchase Agreements — 47.7%		750,000,000

Total Investments — 106.4% (Cost — $1,672,527,929*)		1,672,527,929
Liabilities in Excess of Other Assets — (6.4)%		(99,939,431)

Net Assets — 100.0%		$1,572,588,498

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Federal Reserve Bank of New York	1.00%	10/31/17	11/01/17	$750,000	$750,000	$750,020,833	U.S. Treasury Obligations, 1.38% to 8.50%, due 2/15/20 to 2/15/43	$736,612,300	$750,020,904

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$1,672,527,929	$—	$1,672,527,929

(a)	See above Schedule of Investments for values in each security type.

During the six months ended October 31, 2017, there were no transfers between levels.

See notes to financial statements.

28	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

October 31, 2017

	Master Premier Government Institutional Portfolio	Master Treasury Strategies Institutional Portfolio

ASSETS
Investments at value — unaffiliated(a)	$854,472,317	$922,527,929
Repurchase agreements at value — unaffiliated(b)	1,449,120,000	750,000,000
Cash	331,284,471	10,330,153
Receivables:
Contributions from investors	—	18,174
Interest — unaffiliated	297,890	296,011
Prepaid expenses	899	465

Total assets	2,635,175,577	1,683,172,732

LIABILITIES
Payables:
Investment advisory fees	116,647	66,965
Investments purchased	—	110,412,992
Directors’ fees	5,359	3,430
Custodian fees	18,689	35,578
Professional fees	32,268	30,520
Other accrued expenses	47,860	34,749

Total liabilities	220,823	110,584,234

NET ASSETS	$2,634,954,754	$1,572,588,498

NET ASSETS CONSIST OF
Investors’ capital	$2,634,954,754	$1,572,588,498

NET ASSETS	$2,634,954,754	$1,572,588,498

(a) Investments at cost — unaffiliated	$854,472,317	$922,527,929
(b) Repurchase agreements at cost — unaffiliated	$1,449,120,000	$750,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations  (unaudited)

Six Months Ended October 31, 2017

	Master Premier Government Institutional Portfolio	Master Treasury Strategies Institutional Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$13,158,590	$7,270,070

EXPENSES
Investment advisory	697,388	367,618
Accounting services	38,733	31,184
Custodian	86,250	26,701
Directors	13,744	8,959
Insurance	5,997	3,631
Printing	191	412
Professional	24,949	25,301
Miscellaneous	324	7,120

Total expenses	867,576	470,926

Net investment income	12,291,014	6,799,144

REALIZED GAIN
Net realized gain from investments — unaffiliated	113,903	83,260

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,404,917	$6,882,404

See notes to financial statements.

30	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	Master Premier Government Institutional Portfolio		Master Treasury Strategies Institutional Portfolio
	Six Months Ended 10/31/17 (Unaudited)	Year Ended 04/30/17	Six Months Ended 10/31/17 (Unaudited)	Year Ended 04/30/17

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$12,291,014	$10,582,536	$6,799,144	$6,438,895
Net realized gain	113,903	313,178	83,260	314,181

Net increase in net assets resulting from operations	12,404,917	10,895,714	6,882,404	6,753,076

CAPITAL TRANSACTIONS
Proceeds from contributions	6,776,740,307	12,853,476,866	1,297,683,673	4,580,207,266
Value of withdrawals	(6,713,069,913)	(13,476,095,031)	(1,041,280,406)	(5,656,808,422)

Net increase (decrease) in net assets derived from capital transactions	63,670,394	(622,618,165)	256,403,267	(1,076,601,156)

NET ASSETS
Total increase (decrease) in net assets	76,075,311	(611,722,451)	263,285,671	(1,069,848,080)
Beginning of period	2,558,879,443	3,170,601,894	1,309,302,827	2,379,150,907

End of period	$2,634,954,754	$2,558,879,443	$1,572,588,498	$1,309,302,827

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

	Master Premier Government Institutional Portfolio
	Six Months Ended 10/31/17 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Total Return
Total return	0.45	%(a)	0.42%	0.24%	0.19%	0.19%	0.27%

Ratios to Average Net Assets
Total expenses	0.06	%(b)	0.06%	0.06%	0.06%	0.06%	0.06%

Total expenses after fees paid indirectly	0.06	%(b)	0.06%	0.06%	0.06%	0.06%	0.06%

Net investment income	0.88	%(b)	0.39%	0.24%	0.18%	0.18%	0.28%

Supplemental Data
Net assets, end of period (000)	$2,634,955		$2,558,879	$3,170,602	$3,441,445	$6,614,333	$8,716,207

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

32	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	Master Treasury Strategies Institutional Portfolio
	Six Months Ended 10/31/17 (Unaudited)		Year Ended April 30,
			2017	2016	2015	2014	2013
Total Return
Total return	0.47	%(a)	0.39%	0.22%	0.18%	0.17%	0.26%

Ratios to Average Net Assets
Total expenses	0.06	%(b)	0.07%	0.06%	0.06%	0.06%	0.06%

Total expenses after fees waived and paid indirectly	0.06	%(b)	0.07%	0.06%	0.06%	0.06%	0.06%

Net investment income	0.92	%(b)	0.36%	0.22%	0.16%	0.16%	0.25%

Supplemental Data
Net assets, end of period (000)	$1,572,588		$1,309,303	$2,379,151	$3,474,716	$4,525,195	$5,706,269

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements (unaudited)	Master Institutional Money Market LLC

1.	ORGANIZATION

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master LLC is classified as diversified. The Master LLC is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The financial statements relate to two series of the Master LLC: Master Premier Government Institutional Portfolio and Master Treasury Strategies Institutional Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”).

Each Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Master Portfolio’s weekly liquid assets.

The Master LLC, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolios.

Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolios had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolios no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Master Portfolio seeks to maintain the net asset value (“NAV”) per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

34	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	Master Institutional Money Market LLC

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Master Portfolio and its counterparties. Typically, a Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Master Portfolio, respectively. A Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects a Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY/ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.

For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Master Portfolio’s net assets.

Officers and Directors: Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

6.	INCOME TAX INFORMATION

Each Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolios is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolios. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolios’ assets will be managed so an investor in the Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended April 30, 2017. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolios as of October 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

7.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolios invest in securities or other instruments and may enter into certain transactions, and such activities subject each Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Master Portfolio’s prospectus provides details of the risks to which each Master Portfolio is subject.

Counterparty Credit Risk: The Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (unaudited) (continued)	Master Institutional Money Market LLC

The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

36	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreements

The Board of Directors of Master Institutional Money Market LLC (the “Master LLC”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Master LLC Agreement”) between the Master LLC, on behalf of Master Premier Government Institutional Portfolio and Master Treasury Strategies Institutional Portfolio (each a “Master Portfolio,” and together, the “Master Portfolios”), each a series of the Master LLC, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor.

BlackRock Premier Government Institutional Fund (“Premier Government Institutional Fund”), BlackRock Select Treasury Strategies Institutional Fund (“Select Treasury Strategies Institutional Fund”) and BlackRock Treasury Strategies Institutional Fund (“Treasury Strategies Institutional Fund”) (each a “Feeder Fund,” and together, the “Feeder Funds”), three of the series comprising Funds For Institutions Series (the “Series Fund”), currently invest all of their respective investable assets in Master Portfolios of the Master LLC as follows: Select Treasury Strategies Institutional Fund and Treasury Strategies Institutional Fund in Master Treasury Strategies Institutional Portfolio and Premier Government Institutional Fund in Master Premier Government Institutional Portfolio. Accordingly, the Board of Trustees of the Series Fund also considered the approval of the Master LLC Agreement. The Board of Trustees of the Series Fund also considered the approval of the investment advisory agreement (the “Government Fund Agreement”) between BlackRock and the Series Fund on behalf of FFI Government Fund, a series of the Series Fund, and the investment advisory agreement (the “Treasury Fund Agreement”) between BlackRock and the Series Fund on behalf of FFI Treasury Fund, also a series of the Series Fund.

The Master LLC Agreement, the Government Fund Agreement and the Treasury Fund Agreement are referred to herein as the “Agreements.” For simplicity: (a) the Board of Directors of the Master LLC and the Board of Trustees of the Series Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the Feeder Funds, the corresponding Master Portfolios, FFI Government Fund and FFI Treasury Fund are sometimes referred to herein individually as a “Fund” and collectively as the “Funds”; and (c) the shareholders of the Feeder Funds, FFI Government Fund and FFI Treasury Fund and the interest holders of the Master Portfolios are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master LLC or the Series Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC, the Series Fund or each Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered, with respect to each Fund, as pertinent, were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master LLC’s and the Series Fund’s adherence to its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Series Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of each applicable Fund, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS	37

Disclosure of Investment Advisory Agreements  (continued)

Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared with a peer group of funds as determined by Broadridge(a); (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each applicable Fund to BlackRock; and (g) sales and redemption data regarding the shares of each Feeder Fund, FFI Government Fund and FFI Treasury Fund.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including the Independent Board Members, approved the continuation of the Master LLC Agreement between BlackRock and the Master LLC on behalf of each Master Portfolio for a one-year term ending June 30, 2018; and the Board of the Series Fund, including the Independent Board Members, approved the continuation of the Government Fund Agreement between BlackRock and the Series Fund on behalf of FFI Government Fund and the Treasury Fund Agreement between BlackRock and the Series Fund on behalf of FFI Treasury Fund, each for a one-year term ending June 30, 2017. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to the corresponding Master Portfolios of the Feeder Funds and found the Master LLC Agreement to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC and the Board of the Series Fund considered, with respect to the applicable Fund: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of its Expense Peers and the Fund’s performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the applicable Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. Throughout the year, the Board compared the applicable Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the applicable Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Feeder Fund, each Master Portfolio, FFI Government Fund and FFI Treasury Fund, as applicable. The Board noted that each Feeder Fund’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense

(a)	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

38	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreements  (continued)

universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with the pertinent Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past several years.

The Board noted that for each of the one-, three- and five-year periods reported, Premier Government Institutional Fund ranked in the first quartile against its Broadridge Performance Universe. The Board noted that effective January 4, 2016 the Fund and the corresponding Master Portfolio had undergone a change in their investment strategy, and in that connection, the Fund had changed its name from FFI Premier Institutional Fund to BlackRock Premier Government Institutional Fund.

The Board noted that for each of the one-, three- and five-year periods reported, Select Treasury Strategies Institutional Fund ranked in the first quartile against its Broadridge Performance Universe. The Board noted that effective January 4, 2016 the Fund and the corresponding Master Portfolio had undergone a change in their investment strategy, and in that connection, the Fund had changed its name from FFI Select Institutional Fund to BlackRock Select Government Institutional Fund. The Board further noted that effective May 2, 2016 the Fund and the corresponding Master Portfolio had undergone a further change in investment strategy, and in that connection, the Fund changed its name from BlackRock Select Government Institutional Fund to BlackRock Select Treasury Strategies Institutional Fund.

The Board noted that for the one-, three- and five-year periods reported, Treasury Strategies Institutional Fund ranked in the second, first and first quartiles, respectively, against its Broadridge Performance Universe. The Board noted that effective January 4, 2016 the Fund and the corresponding Master Portfolio had undergone a change in their investment strategy, and in that connection, the Fund had changed its name from FFI Institutional Fund to BlackRock Government Institutional Fund. The Board further noted that effective May 2, 2016 the Fund and the corresponding Master Portfolio had undergone a further change in investment strategy, and in that connection, the Fund changed its name from BlackRock Government Institutional Fund to BlackRock Treasury Strategies Institutional Fund.

The Board noted that for each of the one-, three- and five-year periods reported, FFI Government Fund and FFI Treasury Fund each ranked in the second quartile against its Broadridge Performance Universe.

The quartile standing of each Fund in its Broadridge peer group takes into account the Fund’s current yield only. BlackRock has reviewed with the Board that a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of the Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed the applicable contractual management fee rate of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund compared with the other funds in the applicable Fund’s Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the total expense ratio, as well as the actual management fee rate of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund to those of other funds in the applicable Fund’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the applicable Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the applicable Fund, to the Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS	39

Disclosure of Investment Advisory Agreements  (continued)

The Board noted that Master Premier Government Institutional Portfolio’s/Premier Government Institutional Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the second quartile, relative to the Fund’s Expense Peers. The Board also noted that BlackRock proposed, and the Board agreed to, a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. This contractual expense cap was implemented on July 1, 2016.

The Board noted that Master Treasury Strategies Institutional Portfolio’s/Select Treasury Strategies Institutional Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets.

The Board noted that Master Treasury Strategies Institutional Portfolio’s/Treasury Strategies Institutional Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the fourth quartile, relative to the Fund’s Expense Peers.

The Board noted that FFI Government Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile, relative to its Expense Peers. The Board also noted that BlackRock has contractually agreed to waive a portion of the advisory fees for the Fund.

The Board noted that FFI Treasury Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to its Expense Peers. The Board also noted that BlackRock has contractually agreed to waive a portion of the advisory fees for the Fund.

The Board noted that FFI Government Fund and FFI Treasury Fund each has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the relevant Fund increases above certain contractually specified levels.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock has voluntarily agreed to waive a portion of its fees and/or reimburse each Fund’s operating expenses as necessary. The voluntary waivers and/or reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the applicable Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, approved the continuation of the Master LLC Agreement between BlackRock and the Master LLC with respect to each Master Portfolio for a one-year term ending June 30, 2018. The Board of the Series Fund, including the Independent Board Members, approved the continuation of (i) the Government Fund Agreement between BlackRock and the Series Fund with respect to FFI Government Fund and (ii) the Treasury Fund Agreement between BlackRock and the Series Fund with respect to FFI Treasury Fund, each for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Master LLC Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Series Fund, including the Independent Board Members, was satisfied that the terms of the Government Fund Agreement and the Treasury Fund Agreement were fair and reasonable and in the best interest of FFI Government Fund and FFI Treasury Fund and their respective shareholders. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to each Master Portfolio and found the Master LLC Agreement to be satisfactory

In arriving at their decisions to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each applicable Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

40	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information

Rodney D. Johnson, Chair of the Board and Director

Susan J. Carter, Director

Collette Chilton, Director

Neil A. Cotty, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Claire A. Walton, Director

Frederick W. Winter, Director

Barbara G. Novick, Director and President(a)

John M. Perlowski, Director, President(b) and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

(a)	President of the Trust.
(b)	President of the Master LLC.

Investment Adviser/Administrator	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Transfer Agent	Independent Registered Public Accounting Firm
Boston Financial Data Services	Deloitte & Touche LLP
Boston, MA 02266	Boston, MA 02116

Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019

Address of the Trust
60 State Street
Boston, MA 02109

DIRECTOR AND OFFICER INFORMATION	41

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 225-1576.

Availability of Quarterly Schedule of Investments

The Trust/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust/Master LLC voted proxies relating to securities held in the Trust’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

42	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

FFI-10/17-SAR

Item 2 –	Code of Ethics – During the period covered by this report, the code of ethics was amended to clarify an inconsistency as to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock Advisors, LLC’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. The registrants undertake to provide a copy of the code of ethics to any person upon request, without charge, who calls (800) 441-7762.

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –  The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –  There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment
Companies – Not Applicable

2

Item 13 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 5, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 5, 2018

4